Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PIONEER BOND FUND /DE/
Prospectus Date	rr_ProspectusDate	Dec. 15, 2012
Document Creation Date	dei_DocumentCreationDate	Dec. 14, 2012